Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total revenues	$ 133,256	$ 141,538	$ 160,670
Cost of revenues	(47,809)	(52,063)	(61,247)
Gross profit	85,447	89,475	99,423
Operating expenses:
Research and development expenses	(80,344)	(77,666)	(114,502)
Sales and marketing expenses	(27,220)	(33,958)	(53,769)
General and administrative expenses	(32,772)	(34,976)	(38,671)
Total operating expenses	(140,336)	(146,600)	(206,942)
Other operating income	1,578	1,729	3,697
Impairment of goodwill		(31,928)	(11,941)
Loss from operations	(53,311)	(87,324)	(115,763)
Exchange (loss) gain	168	(151)	(5,021)
Interest income	16,941	18,836	9,636
Interest expense	(253)	(20)
Losses from extinguishment of convertible note		(1,230)
Investment loss	(3,328)	(18,526)	(8,813)
Other Income	793	1,649
Loss before income taxes	(38,990)	(86,766)	(119,961)
Income taxes	(258)	(422)	(663)
Equity in income (loss) of affiliates	(3,479)	(31)	244
Net loss	(42,727)	(87,219)	(120,380)
Net loss attributable to Agora, Inc.'s ordinary shareholders	(42,727)	(87,219)	(120,380)
Other comprehensive loss:
Foreign currency translation adjustments	(2,230)	(3,418)	(9,857)
Unrealized gain on debt securities		1,385	(1,286)
Total comprehensive loss attributable to Agora, Inc.'s ordinary shareholders	$ (44,957)	$ (89,252)	$ (131,523)
Net loss per share attributable to Agora, Inc.'s ordinary shareholders-basic	$ (0.11)	$ (0.22)	$ (0.27)
Net loss per share attributable to Agora, Inc.'s ordinary shareholders-diluted	$ (0.11)	$ (0.22)	$ (0.27)
Weighted average number of ordinary shares-basic	373,122,317	398,384,385	446,426,914
Weighted average number of ordinary shares-diluted	373,122,317	398,384,385	446,426,914
Share-based compensation expenses included in:
Share-based compensation	$ 22,737	$ 24,612	$ 32,363
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation	212	621	906
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation	17,062	12,696	18,055
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation	778	4,145	6,140
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation	4,685	7,150	7,262
Real-time engagement service revenues
Total revenues	127,624	133,098	152,886
Real-time engagement on-premise solution and other revenues
Total revenues	$ 5,632	$ 8,440	$ 7,784